Document And Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Nov. 18, 2013	Mar. 31, 2013
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2013
Entity Registrant Name	Capitol Federal Financial Inc
Entity Central Index Key	0001490906
Current Fiscal Year End Date	--09-30
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		147,856,568
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	cffn
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 1.77